Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Issued capital [member]		Share premium [member]		Reserve of exchange differences on translation [member]	Other reserves [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Jun. 30, 2020	$ 163		$ 40,215		$ (3,307)	$ 21,408	$ (40,773)	$ 184	$ 17,890
Statement Line Items [Line Items]
Loss for the year	0		0		0	0	(7,571)	(387)	(7,958)
Other comprehensive income/(expense)	0		0		1,842	(241)	0	0	1,601
Increase (decrease) through transactions with owners, equity	163		40,215		(1,465)	21,167	(48,344)	(203)	11,533
Equity instruments	0		0		0	(3,141)	0	0	(3,141)
Issuance of shares	49		34,317		0	(2,804)	0	0	31,562
Other share issuances	1		736		0	(15)	0	0	722
Employee share awards	9		961		0	107	0	0	1,077
Non-controlling interest	0		0		0	0	(1,538)	203	(1,335)
Increase (decrease) in equity before transaction with owners in their capacity of owners	59		36,014		0	(5,853)	(1,538)	203	28,885
Non-controlling interest	0		0		0	0	(1,538)	203	(1,335)
Balance at Jun. 30, 2021	222		76,229		(1,465)	15,314	(49,882)	0	40,418
Statement Line Items [Line Items]
Loss for the year | Previously stated [member]	0		0		0	0	(21,569)	0	(21,569)
Loss for the year | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]	0		0		0	0	(485)	0	(485)
Loss for the year	0		0		0	0	(22,054)	0	(22,054)
Other comprehensive income/(expense)	0		0		1,326	(283)	0	0	1,043
Increase (decrease) through transactions with owners, equity	222		76,229		(139)	15,031	(71,936)	0	19,407
Issuance of shares	1	[1]	243	[1]	0	(122)	0	0	122
Other share issuances	1		217		0	(144)	0	0	74
Employee share awards	8	[2]	2,287	[2]	0	(283)	0	0	2,012
Increase (decrease) in equity before transaction with owners in their capacity of owners	34		23,189		0	(21,015)	0	0	2,208
Conversion of Aevitas equity instruments	24		20,442		0	(20,466)	0	0	0
Balance (Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]) at Jun. 30, 2022									100
Balance at Jun. 30, 2022	256		99,418		(139)	(5,984)	(71,936)	0	21,615
Statement Line Items [Line Items]
Loss for the year	0		0		0	0	(24,355)	0	(24,355)
Other comprehensive income/(expense)	0		0		1,342	(106)	0	0	1,236
Increase (decrease) through transactions with owners, equity	256		99,418		1,203	(6,090)	(96,291)	0	(1,504)
Equity instruments	0		0		0	49	0	0	49
Issuance of shares	51	[1]	5,449	[1]	0	(446)	0	0	5,054
Employee share awards	1	[2]	151	[2]	0	(5)	0	0	147
Non-controlling interest	0		0		0	0	0	0	0
Increase (decrease) in equity before transaction with owners in their capacity of owners	52		5,600		0	(402)	0	0	3,746
Non-controlling interest	0		0		0	0	0	0	0
Balance at Jun. 30, 2023	$ 308		$ 105,018		$ 1,203	$ (6,492)	$ (96,291)	$ 0	$ 3,746

[1]	On July 29, 2022, the Company entered into a Securities Purchase Agreement to issue and sell, in a registered direct offering directly to an investor, (i) an aggregate of 2,300,000 ordinary shares (the “Shares”), nominal value $0.012 per share, at an offering price of $1.30 per share and (ii) an aggregate of 1,930,770 pre-funded warrants exercisable for ordinary shares at an offering price of $1.2999 per pre-funded warrant, for gross proceeds of approximately $5.5 million before deducting the placement agent fee and related offering expenses. The pre-funded warrants were sold to the Investor whose purchase of ordinary shares in the Registered Offering would otherwise result in the Investor, together with its affiliates and certain related parties, beneficially owning more than 4.99% of the Company’s outstanding ordinary shares immediately following the consummation of the Registered Offering, in lieu of ordinary shares. Each pre-funded warrant represents the right to purchase one ordinary share at an exercise price of $0.0001 per share. The pre-funded warrants were exercised on November 22, 2022. In a concurrent private placement, the Company agreed to issue to the investor, Series A Warrants exercisable for an aggregate of 4,230,770 ordinary shares at an exercise price of $1.30 per share. Each Series A Warrant will be exercisable on February 2, 2023 and will expire on February 2, 2028. The Series A Warrants and the ordinary shares issuable upon the exercise of the Series A Warrants were offered pursuant to the exemption provided in Section 4(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506(b) promulgated thereunder. During the year ended June 30, 2021, the Company completed a series of capital raises on Nasdaq. A total of 4,091,019 ordinary shares were issued, comprising 3,382,350 ordinary shares issued on October 19, 2020 as an underwritten public offering pursuant to an F-1 registration statement filed with the SEC on October 14, 2020, and 708,669 ordinary shares issued during June 2021, at the market price (an ATM offering), pursuant to an F-3 registration statement filed with the SEC on December 21, 2020. In the year ended June 30, 2022, a further 82,644 ordinary shares were issued under the same registration statement.
[2]	During the year ended June 30, 2023, 102,252 shares (year ended June 30, 2022: 682,220; year ended June 30, 2021: 792,126) were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan.